EXHIBIT 99.10

canopy exceptions Report

Loan ID	Customer Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
xxxxxx	762189	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA
xxxxxx	762192	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA
xxxxxx	762195	C	B	C	B	C	A	A	A	Closed	xxxxxx	2022-01-11 19:01	2022-03-29 17:34	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Acknowledged-Investor Exception granted for DTI of 54.32% vs. program max of 50%. Additionally, allowance was approved to use higher qualifying income as derived from P&L statement vs. original 1003 amount. - Due Diligence Vendor-xxxxxx

Acknowledged-Investor Exception granted for DTI of 54.32% vs. program max of 50%.  Additionally, allowance was approved to use higher qualifying income as derived from P&L statement vs. original 1003 amount. - Due Diligence Vendor- xxxxxx

Ready for Review-Document Uploaded. EXCEPTION GRANTED - Seller-xxxxxx

Open-per guidelines max dti is 50% - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. EXCEPTION GRANTED - Seller-xxxxxx	Acknowledged-Investor Exception granted for DTI of 54.32% vs. program max of 50%. Additionally, allowance was approved to use higher qualifying income as derived from P&L statement vs. original 1003 amount. - Due Diligence Vendor-xxxxxx
 Acknowledged-Investor Exception granted for DTI of 54.32% vs. program max of 50%.  Additionally, allowance was approved to use higher qualifying income as derived from P&L statement vs. original 1003 amount. - Due Diligence Vendor-xxxxxx
																									FICO 727; No Deferment; No BK; Reserves 18.65 months; borrower owns business for 10 years.	xxxxxx xxxxxx Guideline Exception Form (6)-signed.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other
xxxxxx	762195	C	B	C	B	C	A	A	A	Closed	xxxxxx	2022-01-11 11:50	2022-01-11 15:57	Resolved	1 - Information	A	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Resolved. Received Invoices as proof of fees paid to third parties. - Due Diligence Vendor- xxxxxx

Ready for Review-Document Uploaded. appraisal not paid by borrower - Seller-xxxxxx

Counter-Received invoice for Broker Credit Report paid to 3rd party.  Still need support documentation for the Appraisal.  Final CD shows paid to Broker whereas previous CDs shows it was paid to 3rd party. - Due Diligence Vendor- xxxxxx

Ready for Review-Document Uploaded.  - Seller-xxxxxx

Counter-Confirmed with xxxxxx that fees in Section B cannot be paid to the Broker/Lender. However, we are able to resolve if we are able to confirm that the fee was eventually paid to a third party. In review of the file we were unable to find support documentation that the Appraisal and the Broker Credit Report were paid to a third party. If the fee was paid to a third party please provide said support docs such as an invoice to resolve. - Due Diligence Vendor- xxxxxx

Ready for Review-xxxxxx SAID THIS IS OK - Seller-xxxxxx

Open-****Broker credit report fee and appraisal fee in section B are both shown payable to the broker not for the benefit of a third party on the final CD and the PCCD. - Due Diligence Vendor-xxxxxx

																					Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. appraisal not paid by borrower - Seller-xxxxxx Ready for Review-Document Uploaded. - Seller-xxxxxx Ready for Review-xxxxxx SAID THIS IS OK - Seller-xxxxxx	Resolved-Resolved. Received Invoices as proof of fees paid to third parties. - Due Diligence Vendor-xxxxxx			broker cre inv.pdf APPRAISAL INVOICE (2).pdf APPRAISAL INVOICE (1).pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other
xxxxxx	762822	D	A	A	A	A	A	D	A	Closed	xxxxxx	2022-01-04 16:10	2022-01-05 08:05	Resolved	1 - Information	D	A	Property	Missing Doc - Appraisal	Appraisal is Missing	Resolved-Appraisal is Present or is Waived, Received Appraisal Report - Due Diligence Vendor- xxxxxx

Ready for Review-Document Uploaded. APPRAISAL UPLOADED - Seller-xxxxxx

Open-The primary appraisal is missing from the file
																					- Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. APPRAISAL UPLOADED - Seller-xxxxxx	Resolved-Appraisal is Present or is Waived, Received Appraisal Report - Due Diligence Vendor- xxxxxx			APPRAISAL (20).pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA
xxxxxx	763264	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA
xxxxxx	762820	D	A	A	A	D	A	A	A	Closed	xxxxxx	2022-01-04 13:14	2022-01-05 07:20	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided, Received Final Settlement Statement - Due Diligence Vendor- xxxxxx

Ready for Review-Document Uploaded. NOT A TRID LOAN, HUD1 UPLOADED - Seller-xxxxxx

																					Open-TRID: Missing Final Closing Disclosure FINAL EXECUTED CD NOT IN FILE - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. NOT A TRID LOAN, HUD1 UPLOADED - Seller-xxxxxx	Resolved-TRID: Final Closing Disclosure Provided, Received Final Settlement Statement - Due Diligence Vendor- xxxxxx			HUD1.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA
xxxxxx	762820	D	A	A	A	D	A	A	A	Closed	xxxxxx	2022-01-04 13:17	2022-01-04 15:37	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Note is Missing	Resolved-The Note is Present, Received the Note - Due Diligence Vendor- xxxxxx

Ready for Review-Document Uploaded. NOTE UPLOADED - Seller-xxxxxx

Open-The Note is Missing - Due Diligence Vendor- xxxxxx

																					Open- - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. NOTE UPLOADED - Seller-xxxxxx	Resolved-The Note is Present, Received the Note - Due Diligence Vendor- xxxxxx			NOTE.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA
xxxxxx	762820	D	A	A	A	D	A	A	A	Closed	xxxxxx	2022-01-04 13:13	2022-01-04 15:35	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	1-4 Family Rider is Missing	Resolved-Received DOT and Riders - Due Diligence Vendor- xxxxxx

Ready for Review-Document Uploaded. DEED OF TRUST WITH 1-4 FAMILY RIDER - Seller- xxxxxx

																					Open-1-4 Family Rider is Missing - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. DEED OF TRUST WITH 1-4 FAMILY RIDER - Seller- xxxxxx	Resolved-Received DOT and Riders - Due Diligence Vendor- xxxxxx			DEED OF TRUST.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA
xxxxxx	763279	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA
xxxxxx	763261	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA
xxxxxx	763271	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA
xxxxxx	763313	D	A	A	A	D	A	A	A	Closed	xxxxxx	2022-01-03 13:30	2022-02-16 13:52	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-PUD Rider provided. - Due Diligence Vendor- xxxxxx Open-Document Uploaded. - Due Diligence Vendor- xxxxxx Open-PUD Rider is Missing - Due Diligence Vendor-xxxxxx		Resolved-PUD Rider provided. - Due Diligence Vendor-xxxxxx			DEED OF TRUST_MORTGAGE CERTIFIED (35).pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Purchase	NA
xxxxxx	763266	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Purchase	NA
xxxxxx	763301	C	A	C	A	A	A	A	A	Closed	xxxxxx	2022-01-12 13:43	2022-01-13 07:29	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Amount of coverage is less than primary lien amount and/or the Replacement Cost Estimator Value Provided by the Insurer	Resolved-Two RCE results were obtained for subject property; the first, from xxxxxx indicates cost of $292,000. The second, obtained 12/20.21 reflects $225,000 which matches value of policy for dwelling (additional coverage present for outbuildings). Thus, sufficient insurance coverage is in place based on most current estimate. - Due Diligence Vendor- xxxxxx
Ready for Review-Document Uploaded.  - Seller-xxxxxx
Counter-Insurance policy provided reflects coverage of $225,000, however insurer's anticipated cost to rebuild is xxxxxx.    Loan amount is xxxxxx; insufficient coverage to meet either cost to reconstruct or loan amount.  Please provide evidence of additional insurance. - Due Diligence Vendor- xxxxxx
Ready for Review-Document Uploaded. cost estimator from insurance agent should be sufficent - Seller-xxxxxx
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $247500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of xxxxxx Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $225000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of xxxxxx Replacement cost estimator (page 23) states estimated replacement cost as xxxxxx. Coverage amount provided by policy (page 19) is only $225,000. Extended replacement cost coverage not present on policy. - Due Diligence Vendor-xxxxxx	Ready for Review-Document Uploaded. - Seller-xxxxxx Ready for Review-Document Uploaded. cost estimator from insurance agent should be sufficent - Seller-xxxxxx	Resolved-Two RCE results were obtained for subject property; the first, from xxxxxx indicates cost of xxxxxx. The second, obtained xxxxxx reflects xxxxxx which matches value of policy for dwelling (additional coverage present for outbuildings). Thus, sufficient insurance coverage is in place based on most current estimate. - Due Diligence Vendor- xxxxxx
																										cost estimator.pdf 220 RCE.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other
xxxxxx	763267	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	Cash Out - Other
xxxxxx	763302	A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxxxxx	xxxxxx	Investment	Refinance	Cash Out - Other
xxxxxx	762768	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx	xxxxxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated